November 5, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Highland Funds I (the “Registrant”)

    File No. 333-132400

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus with respect to Highland/iBoxx Senior Loan ETF and statement of additional information with respect to Highland/iBoxx Senior Loan ETF, NexPoint Event Driven Fund and NexPoint Merger Arbitrage Fund for the Registrant do not differ from that contained in Post-Effective Amendment No. 94 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2021 (Accession No. 0001193125- 21-311492), with an effective date of October 31, 2021.

Please call me at (917) 522-6080 if you have any questions with respect to this certification.

Sincerely,

/s/ Eric Griffith
Eric Griffith

cc: S. Vitiello, Esq.